Financial liabilities measured at FVTPL - Summary of movement of warrant liability (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Fair value changes		¥ (4,549)
Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Warrant liability at beginning of period		72,112
Deemed distribution to a preferred shareholder	¥ 32,800	32,767
Fair value changes		4,549
Other reserve		(111,055)
Foreign exchange effect		¥ 1,627